Quarterly Results of Operations - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt	$ (40,400,000)		$ (366,800,000)	$ (40,423,000)	$ (368,089,000)	$ (73,542,000)
Pre-tax charge				22,500,000	25,300,000	4,800,000
Decline in revenue		14,000,000
Payment for development costs	5,000,000
2008 MFA [Member]
Quarterly Results Of Operations [Line Items]
Fee paid for termination			39,100,000		39,100,000
Write-off of prepaid fee			17,200,000		17,200,000
Pre-tax charge			$ 21,300,000